Cost and Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of cost and expenses by nature [abstract]
Summary of Costs and Expenses by Nature
Cost and expenses by nature for each of the years ended December 31, 2022, 2021 and 2020, was as follows:

	2022		2021		2020
Purchases	Ps.	1,126,780,036	Ps.	518,434,795	Ps.	386,040,047
Depreciation of wells, pipelines, properties, plant and equipment, depreciation of rights of use and amortization of intangible assets	146,251,935		140,155,507		137,398,830
Exploration and Extraction Hydrocarbons Duty and taxes	136,840,962		88,596,015		43,593,642
Net periodic cost of employee benefits	129,333,812		140,215,404		128,808,540
Personnel services	107,990,777		100,401,001		103,044,657
Conservation and maintenance	78,323,591		65,239,995		69,939,632
Auxiliary services with third-parties	28,799,131		9,656,254		15,901,982
Unsuccessful wells	26,582,595		26,952,138		22,269,583
Raw materials and spare parts	26,516,438		23,504,046		18,381,313
Losses from fuels subtraction (1)	19,891,204		6,791,377		4,279,542
Other operation costs and expenses	17,671,352		79,812,903		20,573,244
Other operation taxes and duties	14,717,890		12,933,825		12,180,579
General expenses with third-parties	12,454,485		6,867,868		4,198,747
Exploration expenses	8,126,787		6,458,310		6,732,689
Freight	8,522,913		5,195,157		3,426,079
Insurance	7,384,099		6,997,343		6,068,497
Fees	6,476,622		548,928		259,186
Integrated Contracts	4,556,801		4,904,774		5,275,946
Inventory variations (2)	(38,474,306)		(11,544,077)		2,572,641
Total cost of sales and general expenses	Ps.	1,868,747,124	Ps.	1,232,121,563	Ps.	990,945,376
(1)In accordance with Resolution RES / 179/2017, issued by the CRE, losses from fuels subtraction are losses outside the scope of the contemplated operating costs as a result of various illicit actions, including the theft of and illicit market in fuels.
Pemex Logistics is responsible for distributing hydrocarbons through the pipelines and for the received products, preserving their quality and delivering them from the point of reception to the user at the point of destination. Pemex Logistics determines the volume of missing hydrocarbons through monthly calculations.
(2)The variation in inventories represents the difference between the balances as of the beginning and the end of the year, as well as variations in standard and real costs. During 2022, the variation was mainly due to the increase in crude oil prices.